REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of Components of Deferred Revenue (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenue	¥ 421,801,098	$ 61,155,411	¥ 529,620,463
Initial Franchise Fee
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenue	190,381,636	27,602,743	248,406,284
Cash received for membership fees and not recognized as revenue
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenue	138,656,460	20,103,297	186,976,973
Cash received for prepaid card and sublease
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenue	40,622,136	5,889,656	47,604,011
Deferred revenue related to the membership program
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenue	¥ 52,140,866	$ 7,559,715	¥ 46,633,195